EMPLOYEE DEFINED CONTRIBUTION PLAN - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Employee benefit expense	¥ 67,462	¥ 35,738	¥ 23,140